Equity	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Equity
Note 16 - Equity

A.	Composition of share capital

	December 31, 2017		December 31, 2016		December 31, 2015
		Issued and		Issued and		Issued and
	Authorized	Outstanding(1)	Authorized	Outstanding(1)	Authorized	Outstanding
Number of shares
Ordinary shares of NIS 10.00 par value each	17,000,000	10,675,508(1)	17,000,000	10,677,370(1)	17,000,000	10,678,888(1)

(1) Net of treasury shares as follows: 258,046 Ordinary shares as of December 31, 2017, 256,184 Ordinary shares as of December 31, 2016 and 254,666 Ordinary shares as of December 31, 2015, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.

B.	Rights attached to shares:

1.	Voting rights at the general meeting, right to dividend and rights upon liquidation of the Company.
2.
The Ordinary shares of the Company were traded until May 2005 on the NASDAQ Capital Market. From May 19, 2005, the Company's Ordinary shares have been quoted over-the-counter in the "pink sheets" and, commencing August 22, 2011, have been listed on the NYSE American (formerly the NYSE MKT and the NYSE Amex). On October 27, 2013, the Company's ordinary shares were also listed for trading on the Tel Aviv Stock Exchange in Israel.

C.	Warrants and share options

In August 2013, the Company issued a warrant to purchase 308,427 ordinary shares at an exercise price of $7.97 per share to Mr. Zohar Zisapel that includes a contractual provision that prohibits Mr. Zisapel from exercising such warrant during a 12 month period following the effective date of such warrant if such exercise would result in the Mr. Zisapel beneficially owning more than 4.99% of the Company's ordinary shares. The warrant further provided that it may only be exercised via cashless exercise methods described in the warrant. Mr. Zisapel exercised the warrant, through a cashless exercise, in June 2015 and received 15,335 Ordinary shares.

During August 2015, the Company received an aggregate amount of approximately $1,201 thousand (approximately €1,070 thousand) as consideration in connection with the exercise of employee share options to acquire 140,193 Ordinary shares.

D.	Translation reserve from foreign operation

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

E.	Capital management in the Company

The Company's capital management objectives are:

1.	To preserve the Company's ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

2.	To ensure adequate return for the shareholders by making reasonable investment decisions based on the level of internal rate of return that is in line with the Company's business activity.

3.	To maintain healthy capital ratios in order to support business activity and maximize shareholders value.

F.	Dividend distribution and buyback program

On March 18, 2015, the Company’s Board of Directors adopted a dividend distribution policy (the “Policy”), pursuant to which the Company intends to distribute a dividend of up to 33% of the annual distributable profits each year, either by way of a cash dividend, a share buyback program or a combination of both. The distribution of the dividends and the dividend amounts pursuant to the Policy are not guaranteed and are subject to the specific approval of the Company’s Board of Directors, based on various factors they deem appropriate including, among others, the Company’s financial position, the Company’s outstanding liabilities and contractual obligations, prospective acquisitions, the Company’s business plan and the market conditions.

In May 2015, the Company’s Board of Directors approved the repurchase of up to $3,000 thousand (approximately €2,700 thousand) of the Company’s ordinary shares. The authorized repurchases will be made from time to time in the open market on the NYSE American and Tel Aviv Stock Exchange or in privately negotiated transactions. The timing, volume and nature of share repurchases will be at the sole discretion of management and will be dependent on regulatory restrictions, market conditions, the price and availability of the Company’s ordinary shares, applicable securities laws and other factors, including compliance with the terms of the Series A and Series B Debentures. No assurance can be given that any particular amount of ordinary shares will be repurchased. The buyback program does not obligate the Company to acquire a specific number of shares in any period, and it may be modified, suspended, extended or discontinued at any time, without prior notice. As of December 31, 2017, the Company repurchased 172,391 ordinary shares at an aggregate purchase price of $1,477 thousand (approximately €1,332 thousand) in the NYSE American under this buyback program.